Leases - Components of Net Investment in Sales-Type and Direct Financing Leases (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Accumulated allowance for uncollectible minimum lease payments	$ 80	$ 91